Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Transamerica Asset Allocation - Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Transamerica Asset Allocation-Conservative Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks current income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page 290 of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Purchase of Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.

		During the most recent fiscal year, the portfolio turnover rate for the fund was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement providing for a single management fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks to achieve its investment objective by investing its assets in a broad mix of underlying Transamerica Funds (“underlying funds”).
  Under normal circumstances, investments in underlying funds are expected to achieve a mix over time of approximately 35% of net assets in equities, which may include both stocks and commodity-related securities, and approximately 65% of net assets in fixed-income, which may include bonds, cash, cash equivalents, and other money market instruments. These percentages may vary.
  The underlying funds may invest in a variety of U.S. and foreign equity and fixed-income (including high-yield) securities and alternative investments. The underlying funds may also invest in real estate investment trusts (“REITs”).
  Allocation of assets among the underlying funds is based on factors such as diversification, general market outlooks, volatility in the equity markets, historical performance, current valuations, and other global economic factors.
  The fund may also invest directly in U.S. government securities and/or short-term commercial paper.
Each underlying fund has its own investment objective, principal investment strategies and investment risks. The “Underlying Funds” section of the prospectus lists the underlying funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying funds.

The fund may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying funds.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time. The fund may be a significant shareholder in certain underlying funds.

		The Portfolio Construction Manager, Morningstar Investment Management LLC, may change the fund's asset allocation and underlying funds at any time without notice to shareholders and without shareholder approval.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. Many factors affect the fund's performance. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the fund (either directly or through its investments in underlying funds). Each risk described below may not apply to each underlying fund and an underlying fund may be subject to additional or different risks than those described below. You may lose money if you invest in this fund.

Allocation – The fund’s ability to achieve its investment objectives depends upon the sub-adviser’s skill in determining the fund’s asset class allocation, deciding whether to tactically overweight or underweight asset classes and selecting the best mix of underlying funds. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.

Commodities – To the extent the fund invests in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the fund will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The fund's investment exposure to the commodities markets may subject the fund to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates.

Convertible Securities – Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Counterparty – The fund will be subject to credit risk (meaning the risk of adverse changes in an issuer’s real or perceived financial strength) with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the fund or held by special purpose or structured vehicles. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the fund may decline.

Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk” bonds) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Derivatives – Using derivatives exposes the fund to additional risks and can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. For additional information regarding derivatives, see “More on Risks of Investing in the Funds—More on Principal Risks: Derivatives” in this prospectus. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the fund. If the proposed rule takes effect, it could limit the ability of the fund to invest in derivatives.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the fund’s share price to be more volatile.

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Interest Rate – Interest rates in the U.S. have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the fund may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Leveraging – The value of your investment may be more volatile to the extent that the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund's assets. The fund also may have to sell assets at inopportune times to satisfy its obligations.

Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the fund to sell, particularly during times of market turmoil. These illiquid investments can be difficult to value. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Manager – The fund is subject to the risk that the Portfolio Construction Manager’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the Portfolio Construction Manager to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected.

Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds' shares and therefore the value of the fund's investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “Underlying Funds” section of the fund's prospectus identifies certain risks of each underlying fund.

U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

		Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. The fund's ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in this fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges.

Absent any limitation of the fund’s expenses, total returns would be lower. In the “10 Years or Since Inception” column of the table, returns are shown for ten years or since inception of the share class, whichever is less. Index returns are for ten years.

		As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamerica.com/individual/products/mutual-funds/performance/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31) - Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Return
Best Quarter:	06/30/2009	12.20%
Worst Quarter:	12/31/2008	-10.98%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2015)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes deduction of applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

		After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Transamerica Asset Allocation - Conservative Portfolio | A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.12%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%	[2]
1 year	rr_ExpenseExampleYear01	$ 672
3 years	rr_ExpenseExampleYear03	931
5 years	rr_ExpenseExampleYear05	1,209
10 years	rr_ExpenseExampleYear10	2,000
1 year	rr_ExpenseExampleNoRedemptionYear01	672
3 years	rr_ExpenseExampleNoRedemptionYear03	931
5 years	rr_ExpenseExampleNoRedemptionYear05	1,209
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,000
2006	rr_AnnualReturn2006	9.04%
2007	rr_AnnualReturn2007	7.47%
2008	rr_AnnualReturn2008	(21.73%)
2009	rr_AnnualReturn2009	24.64%
2010	rr_AnnualReturn2010	9.63%
2011	rr_AnnualReturn2011	0.11%
2012	rr_AnnualReturn2012	9.58%
2013	rr_AnnualReturn2013	8.35%
2014	rr_AnnualReturn2014	4.18%
2015	rr_AnnualReturn2015	(0.53%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.98%)
1 Year	rr_AverageAnnualReturnYear01	(5.98%)
5 Years	rr_AverageAnnualReturnYear05	3.09%
10 Years	rr_AverageAnnualReturnYear10	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2002
Transamerica Asset Allocation - Conservative Portfolio | B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	rr_ManagementFeesOverAssets	0.12%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%	[2]
1 year	rr_ExpenseExampleYear01	$ 708
3 years	rr_ExpenseExampleYear03	943
5 years	rr_ExpenseExampleYear05	1,203
10 years	rr_ExpenseExampleYear10	2,179
1 year	rr_ExpenseExampleNoRedemptionYear01	208
3 years	rr_ExpenseExampleNoRedemptionYear03	643
5 years	rr_ExpenseExampleNoRedemptionYear05	1,103
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,179
1 Year	rr_AverageAnnualReturnYear01	(5.98%)
5 Years	rr_AverageAnnualReturnYear05	3.36%
10 Years	rr_AverageAnnualReturnYear10	3.89%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2002
Transamerica Asset Allocation - Conservative Portfolio | C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.12%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%	[2]
1 year	rr_ExpenseExampleYear01	$ 301
3 years	rr_ExpenseExampleYear03	621
5 years	rr_ExpenseExampleYear05	1,068
10 years	rr_ExpenseExampleYear10	2,306
1 year	rr_ExpenseExampleNoRedemptionYear01	201
3 years	rr_ExpenseExampleNoRedemptionYear03	621
5 years	rr_ExpenseExampleNoRedemptionYear05	1,068
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,306
1 Year	rr_AverageAnnualReturnYear01	(2.20%)
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	3.79%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 11, 2002
Transamerica Asset Allocation - Conservative Portfolio | I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.12%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%	[2]
1 year	rr_ExpenseExampleYear01	$ 104
3 years	rr_ExpenseExampleYear03	325
5 years	rr_ExpenseExampleYear05	563
10 years	rr_ExpenseExampleYear10	1,248
1 year	rr_ExpenseExampleNoRedemptionYear01	104
3 years	rr_ExpenseExampleNoRedemptionYear03	325
5 years	rr_ExpenseExampleNoRedemptionYear05	563
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,248
1 Year	rr_AverageAnnualReturnYear01	(0.29%)
5 Years	rr_AverageAnnualReturnYear05	4.59%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2009
Transamerica Asset Allocation - Conservative Portfolio | R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.12%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%	[2]
1 year	rr_ExpenseExampleYear01	$ 165
3 years	rr_ExpenseExampleYear03	511
5 years	rr_ExpenseExampleYear05	881
10 years	rr_ExpenseExampleYear10	1,922
1 year	rr_ExpenseExampleNoRedemptionYear01	165
3 years	rr_ExpenseExampleNoRedemptionYear03	511
5 years	rr_ExpenseExampleNoRedemptionYear05	881
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,922
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
5 Years	rr_AverageAnnualReturnYear05	3.97%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 15, 2006
Transamerica Asset Allocation - Conservative Portfolio | Return after taxes on distributions | A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.55%)
5 Years	rr_AverageAnnualReturnYear05	1.57%
10 Years	rr_AverageAnnualReturnYear10	2.42%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2002
Transamerica Asset Allocation - Conservative Portfolio | Return after taxes on distributions and sale of fund shares | A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.67%)
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	2.63%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2002
Transamerica Asset Allocation - Conservative Portfolio | Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.23%)
5 Years	rr_AverageAnnualReturnYear05	11.85%
10 Years	rr_AverageAnnualReturnYear10	7.44%
Since Inception	rr_AverageAnnualReturnSinceInception
Transamerica Asset Allocation - Conservative Portfolio | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement providing for a single management fee. As a result, “Other expenses” do not include administrative services fees. Prior to March 1, 2016, the fund paid investment advisory fees of 0.10% and administrative services fees of 0.0225%.
[2]	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.